The

CONESTOGA

SMALL CAP MUTUAL FUND

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A LOCALLY MANAGED SMALL CAP MUTUAL FUND

MANAGED BY CONESTOGA CAPITAL ADVISORS

Portfolio Managers

William C. Martindale Jr.

Robert M. Mitchell

Contact

Mr. Rip Scott

Director of Marketing

610-943-9950

1-800-320-7790

Top Ten Equity Holdings Equal 27.73%

Of the Portfolio

As of 12/31/2003

1.

Orthofix Intl.

3.37%

2.

ICU Medical Inc.

3.30%

3.

Carbo Ceramics

2.82%

4.

Oshkosh Truck Co.

2.81%

5.

Plantronics

2.70%

6.

Evergreen Resources

2.68%

7.

Techne Corp.

2.60%

8.

Computer Prgm & Sys.

2.49%

9.

Cuno Inc.

2.48%

10.

Curtis-Wright

2.48%

Performance Since Inception (10/01/02-12/31/03) 2003 Conestoga Small Cap Fund 40.29% 33.68% Russell 2000 Index 51.46% 47.25% S&P 600 Index 41.11% 37.52%
Conestoga Small Cap Fund As of 12/31/2003* P/E 20.23 X (2004 Est) EARNINGS GROWTH 16% (2004 Est) PEG RATIO 1.26 (2004 Est) ROE 18.04 % MARKET CAP $966 MM HOLDINGS 46	Russell 2000 Index Characteristics As of 12/31/2003 * P/E 34.3 X (2004 Est) EARNINGS GROWTH 15% (2004 Est) PEG RATIO 2.28 (2004 Est) ROE 4.38% MARKET CAP $850 MM

Expenses Ratio & Fees

Management Fee

1.20%

Additional Expenses

.15%

12b-1 Fee

.25%

Total Fee

1.60%

Fidelity Ticker Symbol: QUUDQ

Cusip # 207019100

Disclosure & Additional Information

The Conestoga Small Cap Fund can be purchased fund direct or through Fidelity Investments and First Clearing Corp.  Please contact Conestoga Capital Advisors for additional instructions.  *Conestoga Fund and Russell 2000 characteristics generated by Factset analytical system. Multex Earning Estimates interfaced with Factset. (2004 Est’s as of 1/12/2004) Performance is based upon closing NAV calculation on listed dates and represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than performance quoted.  Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  For the fund’s daily NAV, list of additional holdings, total return as of the most recent month-end and a copy of the fund prospectus please visit www.conestogacapital.com. The prospectus contains information about the Fund’s investment objective, risks and changes and expenses which an investor should consider before investing.

For Additional Information

Please Contact Mr. Rip Scott, Director of Marketing

610-943-9950